SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE – 19 SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2026, up through the date the Company issued the audited consolidated financial statements.

On April 15, 2026, the Company held its 2026 Extraordinary General Meeting, where shareholders approved a share consolidation proposal by way of ordinary resolution. Pursuant to such proposal, each of the issued and unissued Class A Ordinary Shares, Class B Ordinary Shares and undesignated shares of the Company shall be consolidated at a ratio ranging from not less than 1-for-2 to not more than 1-for-250, with the exact ratio to be determined by the Board in its sole discretion and the effective date to be set no later than October 12, 2026.

On June 12, 2026, the Company announced the establishment of a dedicated investment vertical focused on Artificial Intelligence and High-Performance Computing (AI/HPC) infrastructure. The vertical extends the Company’s sustainable-finance and ESG advisory mandate into low-carbon, energy-efficient digital infrastructure, targeting distributed, sub-50 MW compute assets paired with on-site behind-the-meter (BTM) power generation in low-cost energy jurisdictions.

On June 15, 2026, the Company entered into an At the Market Offering Agreement with H.C. Wainwright & Co., LLC as the sole and exclusive sales agent, pursuant to which the Company may offer and sell, from time to time, its Class A ordinary shares, through or to the Sales Agent in an “at the market offering” for an aggregate offering price of up to US$200,000,000.

On June 15, 2026, the Company entered into a non-binding letter of intent to subscribe for a 5% equity interest in BlueFlare Group Holdings Inc. for a total consideration of US$15 million, subject to due diligence, negotiation of definitive agreements and customary approvals. The proposed investment would be the first under the Company’s newly established AI/HPC infrastructure investment vertical and represents the Company’s first direct equity position in a BTM compute infrastructure platform.

On June 18, 2026, in connection with the previously disclosed non-binding letter of intent to subscribe for a 5% equity interest in BlueFlare Group Holdings Inc., it expects to be granted a non-exclusive right of first offer (the “Right of First Offer”) to provide project-level funding for behind-the-meter (“BTM”) data center sites developed under BlueFlare’s distributed Alberta program. The Right of First Offer is expected to be granted under a contemplated master letter of intent between BlueFlare and Bloc3 Energy LLC, in partnership with ZAJA LLC, and is intended to give ROMA the first opportunity to offer site-level financing for each BTM data centre advanced under the program — a distributed portfolio of facilities ranging from approximately 1 MW to 10 MW each, targeting up to 500 MW of aggregate capacity over a multi-year period.

On June 23, 2026, the Company entered into a non-binding letter of intent to acquire a 5% equity interest in NXTGrid Compute Power Inc. for total consideration of US$15 million subject to due diligence, negotiation of definitive agreements and customary approvals. NXTGrid is a developer of powered land for artificial intelligence, high-performance computing, and other high-density compute workloads, securing and owning sites with committed power ahead of demand. NXTGrid expects to own and energize sites in Bathurst, Birtle, and Medicine Hat, representing approximately 65 MW of first-phase capacity targeted to be powered before the end of 2026. The proposed investment would be the Company’s second cornerstone position in artificial intelligence and high-performance computing (“AI/HPC”) infrastructure, following the Company’s previously announced US$15 million cornerstone investment in the BlueFlare group.

Except for the matters mentioned above and those disclosed elsewhere in the consolidated financial statements, there were no other subsequent events occurred that would require recognition or disclosure in the Company’s consolidated financial statements.